TRADE AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	As of June 30, 2025	As of December 31, 2024
Current
Trade receivables, net	17,365	17,935
Accrued revenue	324	252
Other receivables	571	1,278
Indemnification asset (1)	792	—
Deposits	414	163
Prepayments	3,034	1,532
Total	22,500	21,160
(1) Represents the right to receive reimbursement from an escrow account established through the OJ acquisition (see Note 5).

	As of June 30, 2025	As of December 31, 2024
Trade receivables, gross	19,541	19,599
Credit loss allowance	(2,176)	(1,664)
Trade receivables, net	17,365	17,935